Financial Assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair falue through other comprehensive income and available-for-sale financial assets [Abstract]
Details of financial assets at FVTOCI

(1) Details of financial assets at FVTOCI as of December 31, 2018 and 2019 is as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Debt securities:
Korean treasury and government agencies	1,358,378	1,152,711
Financial institutions	11,252,790	17,769,924
Corporates	1,824,843	3,917,004
Bond denominated in foreign currencies	2,636,209	3,874,785

Sub-total	17,072,220	26,714,424

Equity securities	951,174	935,370
Securities loaned	40,029	80,737

Total	18,063,423	27,730,531

Details of equity securities designated as financial assets at FVTOCI

(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2018	December 31, 2019	Remarks
Strategic business partnership	662,934	678,846
Debt-equity swap	287,990	256,480
Others	250	44	Cooperative insurance, etc.

Total	951,174	935,370

Changes in loss allowance of financial assets at FVTOCI

(3) Changes in the allowance for credit losses and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

1) Allowance for credit losses

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,107)	(129)	—	(4,236)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,918)	(109)	—	(2,027)
Others(*)	86	—	—	86

Ending balance	(5,939)	(238)	—	(6,177)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,939)	(238)	—	(6,177)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(3,297)	—	—	(3,297)
Disposal	615	238	—	853
Others(*)	52	—	—	52

Ending balance	(8,569)	—	—	(8,569)

(*)	Others consist of foreign currencies translation, etc.

Changes in allowance for credit loss of financial assets at FVTOCI

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	12,843,997	30,212	—	12,874,209
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	13,275,429	10,000	—	13,285,429
Disposal / Redemption	(9,146,307)	(15,047)	—	(9,161,354)
Gain (loss) on valuation	70,017	(59)	—	69,958
Amortization based on effective interest method	10,195	47	—	10,242
Others(*)	33,765	—	—	33,765

Ending balance	17,087,096	25,153	—	17,112,249

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,087,096	25,153	—	17,112,249
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	23,774,375	—	—	23,774,375
Disposal / Redemption	(14,224,358)	(25,000)	—	(14,249,358)
Gain (loss) on valuation	48,956	(153)	—	48,803
Amortization based on effective interest method	14,629	—	—	14,629
Business combination (Note 44)	24,985	—	—	24,985
Others(*)	69,478	—	—	69,478

Ending balance	26,795,161	—	—	26,795,161

(*)	Others consist of foreign currencies translation, etc.